CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 23, 2020
Current assets:
Cash	$ 349,716		$ 799,808			$ 25,000
Prepaid expenses	230,751		302,590
Total Current Assets	580,467		1,102,398			25,000
Investments held in Trust Account	128,610,697		128,421,215
Total Assets	129,191,164		129,523,613			25,000
Current liabilities:
Accounts payable	50,470		16,862
Accrued expenses	166,750		31,749			1,000
Franchise tax payable	100,000		65,600
Total Current Liabilities	317,220		114,211			1,000
Warrant liabilities	879,293		2,036,258
Total Liabilities	1,196,513		2,150,469			1,000
Commitments and Contingencies
Common stock, $0.0001 par value; 12,650,000 and 0 shares at redemption value of $10.15 at June 30, 2022 and December 31, 2021, respectively	128,397,500		128,397,500
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at June 30, 2022 and December 31, 2021
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 12,650,000 and 12,650,000 shares subject to possible redemption) at June 30, 2022 and December 31, 2021, respectively	317		317			317
Additional paid-in capital						24,683
Accumulated deficit	(403,166)		(1,024,673)			(1,000)
Total Stockholders' Deficit	(402,849)	$ 167,484	(1,024,356)	$ 23,166	$ 24,000	24,000	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 129,191,164		$ 129,523,613			$ 25,000